Other Assets - Schedule of Other Assets (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease agreements for an additional period	49 years
Lease agreements total period	98 years
ASU 2016-02 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease period	2023